INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Federal tax statutory rate	21.00%	21.00%
Permanent differences	11.60%	13.20%
Valuation allowance	9.40%	7.80%
Effective rate	0.00%	0.00%